SHARE-BASED COMPENSATION (Details 4) In Millions, except Share data, unless otherwise specified	12 Months Ended							1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 RUB	Dec. 31, 2011 RUB	Dec. 31, 2010 RUB	Dec. 31, 2011 Phantom Share Units USD ($)	Dec. 31, 2012 Ex-Plan USD ($)	Dec. 31, 2012 Ex-Plan Restricted Shares USD ($)	Jan. 31, 2009 Ex-Plan Performance based options Mediaselling	Dec. 31, 2012 Ex-Plan Performance based options Mediaselling USD ($)	Dec. 31, 2012 Ex-Plan Performance based options Mediaselling EUR (€)	Dec. 31, 2012 Ex-Plan Performance based options Mediaselling RUB	Nov. 30, 2011 Ex-Plan RSUs SPB Software Group	Dec. 31, 2012 Ex-Plan RSUs SPB Software Group USD ($)	Dec. 31, 2012 Ex-Plan RSUs SPB Software Group RUB
SHARE-BASED COMPENSATION
Number of share based awards outstanding (in shares)							11,424						23,125	23,125
Weighted average grant date fair value of outstanding share based awards (in dollars per share)							$ 3.40						$ 16.94
Number of options granted (in shares)								378,000
Quantity
Outstanding at the beginning of the period (in shares)									289,600	289,600
Exercised (in shares)									(15,910)	(15,910)
Outstanding at the end of the period (in shares)									273,690	273,690
Weighted Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)										€ 0.01
Exercised (in dollars or euros per share)										€ 0.01
Outstanding at the end of the period (in dollars per share)										€ 0.01
Quantity
Non-vested at the beginning of the period (in shares)									189,000	189,000
Vested (in shares)									(36,400)	(36,400)
Non-vested at the end of the period (in shares)									152,600	152,600
Weighted Average Grant Date Fair Value
Non-vested at the beginning of the period (in dollars per share)									$ 3.42
Vested (in dollars per share)									$ 3.42
Non-vested at the end of the period (in dollars per share)									$ 3.42
Remaining contractual life of options									6 years 4 months 13 days	6 years 4 months 13 days
Intrinsic value of outstanding options (in dollars or rubles)									$ 5.9		179.0
Number of exercisable options (in shares)									121,090	121,090
Intrinsic value of exercisable options (in dollars or rubles)									2.6		79.0
Unamortized share-based compensation expense related to unvested options						0
Number of awards granted (in shares)					77,230							25,000
Average Remaining Contractual Life													8 years 11 months 19 days	8 years 11 months 19 days
Intrinsic value (in dollars or rubles)													0.5	15.0
Number of exercisable awards (in shares)													6,250	6,250
Intrinsic value (in dollars or rubles)													0.1	4.0
Unamortized share-based compensation expense (in dollars or rubles)													0.3	9.0
Period for recognition of unamortized share-based compensation expense													3 years	3 years
Share-based compensation expense recognized (in dollars or rubles)	12.4	376.0	329.0	160.0	43.0
Tax benefits related to share-based compensation expense recognized (in dollars or rubles)	$ 0.1	4.0	27.0